Fair Value of Financial Instruments (Assets and Liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 28,035	$ 27,439
Convertible note derivative		218
Total	28,035	27,657
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	28,035	27,439
Convertible note derivative		0
Total	28,035	27,439
Significant Other Observable Inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Convertible note derivative		0
Total	0	0
Significant Unobservable Inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Convertible note derivative		218
Total	$ 0	$ 218